COST OF SALES - Disclosure of cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost Of Sales [abstract]
Site operating costs	$ 269,822	$ 201,964
Transportation costs	22,472	17,845
Changes in inventories of finished goods	7,726	(11,795)
Changes in inventories of ore stockpiles	(14,628)	(5,128)
Production costs	285,392	202,886
Depletion and amortization	51,982	66,587
Cost of sales	$ 337,374	$ 269,473